Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reserves
Goodwill written off	$ 580	$ 595	$ 591
Number of shares deducted from retained earnings	442,342	1,580,137	1,671,446
Amount of shares deducted from retained earnings	$ 68	$ 129	$ 112